Leases (Lease Cost) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Leases [Abstract]
Amortization of right-of-use assets	$ 11
Interest on lease liabilities	8
Total finance lease cost	19
Operating lease cost	171
Short-term lease cost	47
Variable lease cost	63
Total lease cost	$ 300